6. RISKS (Details 3) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Financial assets [member]
Allowance account for credit lossesof financial assets [Line Items]
Loss allowance under IAS 39	$ 22
Adjustment to the opening balance of retained earnings	4
Loss allowance calculated under IFRS 9	26
Other receivables [member]
Allowance account for credit lossesof financial assets [Line Items]
Loss allowance under IAS 39	7
Adjustment to the opening balance of retained earnings	(1)
Loss allowance calculated under IFRS 9	$ 6